[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

November 4, 1998

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Capital Trust
         Securities Act of 1933 Registration No. 2-86271
         Investment Company Act of 1940 File No. 811-3838
         CIK 0000727101

Ladies and Gentlemen:

On behalf of State Street Research Capital Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are a Chinese translation and a Spanish translation, respectively, of the English language State Street Research Emerging Growth Fund prospectus filed electronically on February 5, 1998 (EDGAR accession number 0000950146-98-000155).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Emerging Growth Fund prospectus filed electronically on February 5, 1998 is a fair and accurate translation of the Chinese and Spanish versions, respectively, now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
CAPITAL TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company